Siren ETF Trust

Statement of Certification

Pursuant to Rule 497(j)

Siren ETF Trust (the “Trust”) hereby certifies that, to the best of its knowledge, the forms of Prospectus and Statement of Additional Information dated March 1, 2021 that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 4 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-235544 and 811-23502), which was filed electronically on February 26, 2021 (Accession No. 0001398344-21-004970).

Siren ETF Trust

By:	/s/ Scott Freeze
Scott Freeze

Title:	President

Date:	March 2, 2021